Consolidated Statement of Loss and Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net operating revenue	R$ 196,738	R$ 193,282	R$ 168,985
Cost of services provided	(68,917)	(70,754)	(66,138)
Gross profit	127,821	122,528	102,847
Sales and marketing expenses	(30,655)	(28,084)	(28,827)
General and administrative expenses	(82,818)	(57,732)	(93,156)
Impairment of goodwill	(14,553)	(18,341)	(11,373)
Other operating (expenses) income, net	(41,504)	(1,893)	17,597
Listing expense			(176,282)
Operating (loss) profit	(41,709)	16,478	(189,194)
Financial income (expenses), net	(54,690)	(85,184)	(55,110)
Loss before income tax	(96,399)	(68,706)	(244,304)
Income tax, net	(10,490)	(9,503)	(3,558)
Net loss	(106,889)	(78,209)	(247,862)
Net (loss) gain attributed to:
Owners of the Company	(112,922)	(86,173)	(254,711)
Non-controlling interests	R$ 6,033	R$ 7,964	R$ 6,849
Loss per share
Basic and diluted loss per share (R$) (in Brazil Real per share)	R$ (11.34)	R$ (25.83)	R$ (107.34)
Diluted loss per share (in Brazil Real per share)	R$ (11.34)	R$ (25.83)	R$ (107.34)
Foreign currency translation adjustment	R$ (6,214)	R$ (2,968)
Total other comprehensive loss	(6,214)	(2,968)
Comprehensive loss	R$ (113,103)	R$ (81,177)	R$ (247,862)